UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   "Washington, DC 20549"

                           FORM 13F
                     FORM 13F COVER PAGE

        Report for the Quarter Ended: June 30, 2001

Check here if Amendment:  [x] Amendment Number [1]
This Amendment            [ ] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Advisory Research, Inc.
Address:  180 North Stetson, Suite 5500
          Chicago, IL  60601

13F File Number:  028-05637

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the Reporting Manager:

Name:  Brien O'Brien
Title: President
Phone: 312-565-1414

Signature, Place and Date of Signing:
/s/ Brien O'Brien, President                  July 20,2007
-------------------------------            -----------------------
   Signature / Title                                 Date

Note: This amendment reflects an administrative change to incorporate the cover page with the filing. This amendment does not contain changes to the numerical data below.

Report Type:

[ X] 13F HOLDINGS REPORT. Securities with an aggregate market value of $200,000 and above are reported in this report.

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT



                             FORM 13F SUMMARY PAGE
                             ADVISORY RESEARCH INC.

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      38693318
Form 13F Information Table Total Value (K):  682255 (K)

List of Other Managers:
NONE





                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   "Washington, DC 20549"

                           FORM 13F
                  FORM 13F HOLDINGS REPORT
       Report for the Quarter Ended: JUNE 30, 2001


              "ADVISORY RESEARCH, INC. FORM 13F INFOMRATION TABLE"

NAME OF ISSUER   TITLE    CUSIP       VALUE   SH/P    INV     VOTE
                OF CLASS               (K)    AMT     DSC     AUTH

AAR CORP         COMMON   000361105   6208    363037  SOLE    SOLE
ALASKA AIR GRP   COMMON   011659109   10410   360220  SOLE    SOLE
ALLIANCE BANC    COMMON	  01852J105   3121    105855  SOLE    SOLE
AMCOL INTL CORP  COMMON   02341W103   7461    1243500 SOLE    SOLE
AMERICAN EXPRESS COMMON   025816109   1736    44742   SOLE    SOLE
AMRICN FIN HLDGS COMMON   026075101   16195   686106  SOLE    SOLE
AMRICN HOME PROD COMMON   026609107   260     4448    SOLE    SOLE
AMERICAN INTL    COMMON   026874107   6264    72847   SOLE    SOLE
AMGEN INC        COMMON   031162100   293     4825    SOLE    SOLE
APACHE CORP      COMMON	  037411105   379     7477    SOLE    SOLE
APRTMNT INV MNGT CL A     03748R101   2597    53877   SOLE    SOLE
A T & T          COMMON   001957109   1242    56442   SOLE    SOLE
AUTO DATA PROC   COMMON   053015103   2782    55976   SOLE    SOLE
AVIALL INC       COMMON   05366B102   6812    620932  SOLE    SOLE
AVNET INC        COMMON   053807103   7586    338362  SOLE    SOLE
BANK OF AMERICA  COMMON	  060505104   714     11900   SOLE    SOLE
BAXTER INTL INC  COMMON   071813109   2772    56574   SOLE    SOLE
BAYVIEW CAP CORP COMMON   07262L101   16155   2159732 SOLE    SOLE
BB&T CORP        COMMON   054937107   1246    33946   SOLE    SOLE
BCE INC          COMMON   05534B109   3372    128204  SOLE    SOLE
BERKSHIRE HATH   COMMON   084670108   347     5       SOLE    SOLE
BERKSHIRE HATH   CL B     008467020   4540    1974    SOLE    SOLE
BLAIR CORP       COMMON	  092828102   7067    433586  SOLE    SOLE
BOCA RESORTS     CL A     09688T106   8860    601487  SOLE    SOLE
BOEING CO        COMMON   097023105   1915    34446   SOLE    SOLE
BOISE CASCADE    COMMON	  097383103   11734   333634  SOLE    SOLE
BP AMOCO P L C   ADR SPO  055622104   2938    58940   SOLE    SOLE
BRISTOL MYRS SQB COMMON   110122108   276     5285    SOLE    SOLE
BROOKLINE BANC   COMMON	  113739106   9527    678588  SOLE    SOLE
BURLINGTON COAT  COMMON   121579106   1208    60400   SOLE    SOLE
CAPITAL TRUST    COMMON	  14052H100   6373    988000  SOLE    SOLE
CAPITOL FED FNCL COMMON   14057C106   1740    90000   SOLE    SOLE
CARDINAL HEALTH  COMMON   141494108   7377    106918  SOLE    SOLE
CARRIZO OIL&GAS  COMMON   144577103   1670    308700  SOLE    SOLE
CATALINA MKTING  COMMON   148867104   3442    112814  SOLE    SOLE
CATERPILLAR INC  COMMON   149123101   3766    75250   SOLE    SOLE
CELERITEK INC    COMMON   150926103   16178   1082170 SOLE    SOLE
CHARMING SHOPPES COMMON	  161133103   15532   2588596 SOLE    SOLE
CITIGROUP INC    COMMON	  172967101   7023    132915  SOLE    SOLE
CITIZENS COMMUN  CL B     177342201   9939    826167  SOLE    SOLE
COCA COLA CO     COMMON   191216100   1991    44255   SOLE    SOLE
COLGATE PALMOLV  COMMON   194162103   2520    42724   SOLE    SOLE
COMMONWEALTH TEL COMMON   203349105   2397    56727   SOLE    SOLE
COMMUNITY SVGS   COMMON	  204037105   3607    249600  SOLE    SOLE
DAISYTEK INTL    COMMON   234053106   21114   1340592 SOLE    SOLE
DELUXE CORP      COMMON   248019101   9782    338493  SOLE    SOLE
DISCOUNT AUTO    COMMON   254642101   231     21300   SOLE    SOLE
DOW JONES & CO   COMMON   260561105   1861    31174   SOLE    SOLE
DUKE ENERGY      COMMON	  264399106   356     9138    SOLE    SOLE
EMERSON ELEC     COMMON	  291011104   2071    34227   SOLE    SOLE
EQUITY RES PTYS  CONV E   29476L883   2873    91950   SOLE    SOLE
EQUITY RES PTYS  SH BEN   29476L107   744     13150   SOLE    SOLE
EVERGREEN RES    COMMON	  299900308   42845   1127505 SOLE    SOLE
EXXON MOBIL      COMMON	  30231G102   560     6409    SOLE    SOLE
FED AGRIC MTG    CL C     313148306   3048    95300   SOLE    SOLE
FED HOME LN MTG  COMMON   313400301   233     3332    SOLE    SOLE
FED NATL MTG     COMMON	  313586109   324     3808    SOLE    SOLE
FINISH LINE INC  CL A     317923100   16231   1299520 SOLE    SOLE
FIRSTFED FINCL   COMMON   337907109   3355    112600  SOLE    SOLE
FPL GROUP INC    COMMON	  302571104   224     3714    SOLE    SOLE
GANNETT INC      COMMON   364730101   2232    33866   SOLE    SOLE
GAP INC          COMMON   364760108   3817    131627  SOLE    SOLE
GENERAL ELEC     COMMON	  369604103   4852    99526   SOLE    SOLE
GENERAL MLS      COMMON	  370334104   292     6673    SOLE    SOLE
GUIDANT CORP     COMMON   401698105   203     5641    SOLE    SOLE
HASBRO INC       COMMON   418056107   2802    1963917 SOLE    SOLE
HEWLETT PACKARD  COMMON	  428236103   519     18154   SOLE    SOLE
HOUSEHOLD INTL   COMMON   441815107   7213    108143  SOLE    SOLE
HUDSON CITY BANC COMMON   443683107   1639    71000   SOLE    SOLE
HUGOTRON RTY     COMMON   444717102   314     25000   SOLE    SOLE
ILLINOIS TOOLWKS COMMON   452308109   2151    33989   SOLE    SOLE
INTEL CORP       COMMON   458140100   1865    63766   SOLE    SOLE
IBM              COMMON	  459200101   2603    23033   SOLE    SOLE
JAKKS PAC INC    COMMON   47012E106   12503   668590  SOLE    SOLE
JEFFERIES GROUP  COMMON	  472319102   20995   647984  SOLE    SOLE
JOHNSON&JOHNSON  COMMON   478160104   2924    58472   SOLE    SOLE
KEY PRODTN INC   COMMON   493138101   6288    377649  SOLE    SOLE
LEUCADIA NATL    COMMON   527288104   6938    213817  SOLE    SOLE
LILLY ELI & CO   COMMON   532457108   253     3425    SOLE    SOLE
MAF BANCORP      COMMON	  55261R108   13325   434053  SOLE    SOLE
MARSH & MCLENNAN COMMON   571748102   206     2039    SOLE    SOLE
MARSHALL&ILSLEY  COMMON	  571834100   1021    18938   SOLE    SOLE
MEDIMMUNE INC    COMMON   584699102   273     5771    SOLE    SOLE
MEDTRONIC INC    COMMON   585055106   5852    127189  SOLE    SOLE
MERCK & CO INC   COMMON   589331107   578     9048    SOLE    SOLE
METHODE ELECTRNC COMMON   591520200   12626   1468202 SOLE    SOLE
MICROSOFT        COMMON   594918104   309     4238    SOLE    SOLE
MINNESOTA MNG    COMMON	  604059105   428     3749    SOLE    SOLE
MISSION RESRCES  COMMON   605109107   1985    293600  SOLE    SOLE
MONY GROUP INC   COMMON	  615337102   29219   728119  SOLE    SOLE
NASDAQ 100 TR    SER 1    631100104   803     17584   SOLE    SOLE
NOKIA CORP       COMMON   654902204   3514    159420  SOLE    SOLE
NORTHERN TRUST   COMMON   665859104   5409    86553   SOLE    SOLE
OMNICOM GROUP    COMMON   681919106   3102    36071   SOLE    SOLE
ORACLE CORP      COMMON	  68389X105   393     20711   SOLE    SOLE
PEPSICO INC      COMMON   713448108   2735    61875   SOLE    SOLE
PFIZER INC       COMMON	  717081103   6610    165036  SOLE    SOLE
PHARMACIA CORP   COMMON   71713U102   1250    27210   SOLE    SOLE
PHILLIPS PETE CO COMMON   718507106   551     9660    SOLE    SOLE
PICO HLDGS INC   COMMON	  693366205   2259    154500  SOLE    SOLE
PIONEER NAT RES  COMMON   723787107   20811   1220596 SOLE    SOLE
PLAINS ALL AMER  COMMON   726503105   16152   697742  SOLE    SOLE
PLAINS RES INC   COMMON   726540503   25084   1045184 SOLE    SOLE
PRICE COMMUN     COMMON	  741437305   1346    66666   SOLE    SOLE
PRIMA ENERGY     COMMON	  741901201   4505    187000  SOLE    SOLE
PROGRESS ENERGY  COMMON   743263105   300     6681    SOLE    SOLE
PSS WORLD MED    COMMON   69366A100   7979    1240863 SOLE    SOLE
ROYAL DUTCH PETE COMMON	  780257804   258     4429    SOLE    SOLE
RURAL CELLULAR   CL A     781904107   6278    138600  SOLE    SOLE
SAFEWAY INC      COMMON   786514208   1664    34668   SOLE    SOLE
SBC COMMUN       COMMON	  78387G103   266     6631    SOLE    SOLE
SCHLUMBERGER     COMMON   806857108   389     7390    SOLE    SOLE
SCHNITZER STL    CL A     806882106   3366    236200  SOLE    SOLE
SCHULMAN A INC   COMMON   808194104   1080    80000   SOLE    SOLE
SCHWAB CHARLES   COMMON	  808513105   705     46052   SOLE    SOLE
SEACOAST FINL    COMMON   81170Q106   6535    402155  SOLE    SOLE
SPDR TR          UNIT SER 78462F103   1882    15350   SOLE    SOLE
STIFEL FINL      COMMON	  860630102   2250    185461  SOLE    SOLE
STRYKER CORP     COMMON   863667101   3469    63252   SOLE    SOLE
SUN MICROSYSTMS  COMMON	  866810104   429     27305   SOLE    SOLE
SYSCO CORP       COMMON   871829107   210     7750    SOLE    SOLE
TERADYNE INC     COMMON   880770102   797     24069   SOLE    SOLE
TIMKEN CO        COMMON	  887389104   10938   645682  SOLE    SOLE
TRIBUNE CO NEW   COMMON	  896047107   631     15748   SOLE    SOLE
UBIQUITEL INC    COMMON   903474302   1328    174800  SOLE    SOLE
UNITED TECH      COMMON   913017109   2588    35333   SOLE    SOLE
UNITRIN INC      COMMON   913275103   384     10000   SOLE    SOLE
USEC INC         COMMON   90333E108   16993   2015833 SOLE    SOLE
VISTEON CORP     COMMON   92839U107   25218   1372022 SOLE    SOLE
WALGREEN CO      COMMON   931422109   4038    118234  SOLE    SOLE
WALMART STORES   COMMON   931142103   242     4966    SOLE    SOLE
WELLMAN INC      COMMON   949702104   358     20000   SOLE    SOLE
WELLSFORD RL PTY COMMON	  950240101   4577    236530  SOLE    SOLE
WESTCORP INC     COMMON   957907108   1227    57893   SOLE    SOLE
TOTAL                                 682255  38693318